Note 9 - Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes to Financial Statements
EBP, Risk and Uncertainty [Text Block]
9.	Risks and Uncertainties

The Plan invests in various investments which are exposed to various risks such as interest rate, market, and credit risks and global events, such as pandemics, conflicts, and wars. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the value of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.